UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09453

Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.3% (0.9% of Total Investments)
$ 425	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 385,696
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 4.1% (2.7% of Total Investments)
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	N/R	982,721
	Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	200,440
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,400	Total Education and Civic Organizations			1,183,161
	Health Care – 15.2% (10.1% of Total Investments)
475	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	450,984
	Refunding Series 2009, 5.750%, 11/15/39
775	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	745,728
	Series 2002A, 5.750%, 4/01/32
150	Michigan State Hospital Finance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AAA	154,860
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
610	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/10 at 100.00	BB	609,927
	Series 1995, 6.625%, 1/01/16
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
400	5.000%, 5/15/26	5/15 at 100.00	Baa3	345,344
400	5.000%, 5/15/34	5/15 at 100.00	Baa3	309,248
100	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	115,946
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	1,646,621
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
4,710	Total Health Care			4,378,658
	Housing/Multifamily – 7.1% (4.7% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	1,720,314
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative
	Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	202,070
	4/01/31 – FSA Insured (Alternative Minimum Tax)
100	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	102,927
	5.700%, 10/01/39
2,000	Total Housing/Multifamily			2,025,311
	Industrials – 1.7% (1.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB	482,495
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)
	Tax Obligation/General – 49.1% (32.6% of Total Investments)
200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	206,582
	Series 2008, 5.000%, 5/01/38
437	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AAA	410,352
	Bonds, Tender Option Bond Trust 2008-1096, 7.914%, 5/01/32 – NPFG Insured (IF)
25	Charter County of Wayne, Michigan, General Obligation Limited Tax Building Improvement Bonds,	12/19 at 100.00	A	25,942
	Series 2009, 6.750%, 11/01/39
50	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	2/10 at 100.00	A	50,059
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
300	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	318,168

940	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	AA–	966,630
	Bonds, Series 2001, 5.000%, 5/01/27
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	527,600
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
430	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	430,512
	2007, 5.000%, 5/01/37 – FSA Insured
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	433,732
	Series 2005, 5.000%, 6/01/18 – FSA Insured
100	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	AA–	107,924
	5.500%, 11/01/25
1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA–	1,174,932
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AAA	1,455,782
	5.000%, 5/01/25 – FSA Insured
400	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	407,176
	Series 2007, 5.000%, 5/01/36 – FSA Insured
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007,	8/17 at 100.00	Aa1	1,039,300
	5.000%, 8/01/30 – NPFG Insured (UB)
235	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	5/17 at 100.00	AAA	208,396
	Bond Trust 2836, 11.046%, 5/01/36 – FSA Insured (IF)
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	AAA	781,883
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	100,816
	5/01/33 – FSA Insured
25	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AAA	25,500
	2009, 5.125%, 12/01/33 – AGC Insured
330	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA–	332,835
	2007, 5.000%, 5/01/32 – NPFG Insured
100	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	100,542
	5/01/34 – FSA Insured
225	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AAA	224,991
	and Site, Series 2008, 5.000%, 5/01/38 – FSA Insured
	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 – NPFG Insured	5/10 at 100.50	AA+	509,500
800	5.000%, 5/01/20 – NPFG Insured	5/10 at 100.50	AA+	815,200
1,690	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A	1,530,852
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	570,845
	5/01/17 – FSA Insured
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series	5/11 at 100.00	AA–	1,354,366
	2001, 5.000%, 5/01/21
13,897	Total Tax Obligation/General			14,110,417
	Tax Obligation/Limited – 16.6% (11.0% of Total Investments)
1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AA	1,133,253
	Series 2001, 5.125%, 10/01/26 – NPFG Insured
770	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	N/R	788,442
	5.125%, 5/01/14
	Michigan Building Authority, Revenue Bonds, Series 2006IA:
1,520	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	527,531
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	A+	692,186
1,150	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,168,446
	5.000%, 10/15/24
500	Virgin Islands Public Finance Authority Revenue and Refunding Bonds (Virgin Islands Matching	10/19 at 100.00	BBB	450,040
	Fund Loan Notes) Series 2009A-1 (Senior Lien) Series 2009A-2 (Senior Lien), 5.000%, 10/01/39
5,760	Total Tax Obligation/Limited			4,759,898
	Transportation – 0.9% (0.6% of Total Investments)
250	Wayne County Airport Authority, Michigan, Revenue Refunding Bonds, Detroit Metropolitan	No Opt. Call	A	268,318
	Airport, Series 2007, 5.000%, 12/01/12 – FGIC Insured

	U.S. Guaranteed – 21.4% (14.2% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,110,910
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – FSA Insured
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	816,970
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds,	5/11 at 100.00	AA– (4)	1,064,380
	Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)
1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	1,084,230
	5.250%, 1/15/21 (Pre-refunded 7/15/11)
55	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	A+ (4)	59,505
	10/15/24 (Pre-refunded 10/15/11)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	496,625
335	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	391,458
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	105,828
615	6.000%, 8/01/26 (ETM)	No Opt. Call	AAA	765,700
250	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001,	11/10 at 100.00	AA (4)	261,215
	5.150%, 11/01/22 (Pre-refunded 11/01/10) – FGIC Insured
5,485	Total U.S. Guaranteed			6,156,821
	Utilities – 18.9% (12.5% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AAA	1,163,034
	Series 2003A, 5.000%, 7/01/21 – FSA Insured
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
50	5.000%, 7/01/28	7/18 at 100.00	AA–	52,379
750	5.000%, 7/01/32	7/18 at 100.00	AA–	765,713
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	1,245,856
	5.250%, 1/01/24 – AMBAC Insured
2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	2,199,162
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA
	GTY Insured (Alternative Minimum Tax)
5,365	Total Utilities			5,426,144
	Water and Sewer – 14.5% (9.6% of Total Investments)
1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	981,910
	5.000%, 7/01/34 – FSA Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	986,150
	7/01/29 – FGIC Insured
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	286,908
	7/01/17 – FSA Insured
125	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	127,073
150	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	153,720
	AGC Insured
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,093,980
	5.000%, 10/01/19
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	542,675
	5.000%, 10/01/23
4,055	Total Water and Sewer			4,172,416
$ 43,847	Total Investments (cost $42,699,085) – 150.8%			43,349,335
	Floating Rate Obligations – (2.3)%			(665,000)
	Other Assets Less Liabilities – 1.2%			340,508
	Preferred Shares, at Liquidation Value – (49.7)% (5)			(14,275,000)
	Net Assets Applicable to Common Shares – 100%			$ 28,749,843

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$43,349,335	$ —	$43,349,335

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $42,021,184.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$1,516,217
Depreciation	(852,869)
Net unrealized appreciation (depreciation) of investments	$ 663,348

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010